Dec. 23, 2016
[SHIP LOGO VANGUARD (R)]

Vanguard Prime Money Market Fund

Supplement to the Prospectus and Summary Prospectus for Admiral™ Shares Dated December 23, 2016

New Benchmark

The Institutional Money Market Funds Average, a comparative benchmark for the Fund, has been replaced with the Money Market Funds Average. The new benchmark reflects the comparative money market fund sector resulting from recent money market changes.

Returns for the new benchmark will be included in future prospectus updates.

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PS 66 042017